Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options Outstanding, Beginning Balance	17,942,271
Number of options, Granted	3,559,433
Number of options, Forfeited	(569,963)
Number of options, Exercised	(3,971,624)
Number of options Outstanding, Ending Balance	16,960,117	17,942,271
Number of options, Vest and expect to vest	16,960,117
Number of options, Exercisable	10,031,941
Weighted average exercise price per share, Outstanding, Beginning Balance	¥ 0.63
Weighted average exercise price per share, Granted	0.65
Weighted average exercise price per share, Forfeited	0.63
Weighted average exercise price per share, Exercised	0.60
Weighted average exercise price per share, Outstanding, Ending Balance	0.64	¥ 0.63
Weighted average exercise price per share, Vest and expect to vest	0.64
Weighted average exercise price per share, Exercisable	0.64
Weighted average grant date fair value per share, Outstanding, Beginning Balance	31.78
Weighted average grant date fair value per share, Granted	22.46	57.05	¥ 40.90
Weighted average grant date fair value per share, Forfeited	47.32
Weighted average grant date fair value per share, Exercised	34.23
Weighted average grant date fair value, Outstanding, Ending Balance	28.73	¥ 31.78
Weighted average grant date fair value, Vest and expect to vest	28.73
Weighted average grant date fair value, Exercisable	¥ 24.33
Weighted average remaining contractual life, Outstanding	6 years 7 months 28 days	7 years 14 days
Weighted average remaining contractual life, Exercisable	5 years 11 months 8 days
Aggregate intrinsic value, Outstanding	¥ 305,280	¥ 676,115
Aggregate intrinsic value, Exercised	135,949	¥ 16,372	¥ 0
Aggregate intrinsic value, Exercisable	¥ 180,574